Taxation - Summary of Tax Expense (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax
Total current tax charge	£ (439)	£ (374)	£ (370)
Deferred tax	372	70	72
Tax expense	(67)	(304)	(298)
United Kingdom [member]
Current tax
Total current tax charge	(104)	(80)	(65)
Netherlands [member]
Current tax
Total current tax charge	(77)	(51)	(45)
Rest of world [member]
Current tax
Total current tax charge	£ (258)	£ (243)	£ (260)